Property and Equipment	6 Months Ended
Jun. 30, 2025
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

7. PROPERTY AND EQUIPMENT

Property and equipment and the changes in property, equipment and accumulated depreciation for the six months ended June 30, 2025 are provided as follows:

	Laboratory equipment	Office equipment	Total
Cost
Balance at December 31, 2024	$1,389,232	$438,418	$1,827,650
Additions	1,123	-	1,123
Disposal/reclasses/Sale	-	(22,782)	(22,782)
Effects of currency translation	174,789	53,453	228,242
Balance at June 30, 2025	1,565,144	469,089	2,034,233

Accumulated depreciation
Balance at December 31, 2024	$311,183	$151,323	$462,506
Depreciation	72,058	67,215	139,273
Disposal/reclasses/Sale	-	(22,782)	(22,782)
Effects of currency translation	44,382	22,310	66,692
Balance at June 30, 2025	427,623	218,066	645,689

Net book value at December 31, 2024	$1,078,049	$287,095	$1,365,144
Net book value at June, 2025	$1,137,521	$251,023	$1,388,544

For the six months ended June 30, 2025 and 2024, the Company recorded depreciation expense of $139,273 and $104,024, and loss on disposal of property and equipment including in depreciation and amortization expense of $0 and $43,496, respectively.

As of June 30, 2025 and December 31, 2024, management assessed that there were no events or changes in circumstances that would require impairment testing of its fixed assets.